united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL               32751

(Address of principal executive offices)        (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

ANNUAL REPORT
December 31, 2022

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth

Strategic Growth

September 30, 2022

Dear Timothy Plan Strategic Growth and Conservative Growth Variable Shareholder:

This report covers the fiscal year (01-01-22 thru 12-31-22). Asset allocation has normally been, and we believe it continues to be, a very prudent approach to investing. As a review, your Timothy Plan investment was a compilation of many of Timothy’s underlying funds (including four of our ETF’s) and, as such, your performance was directly related to the performance of those underlying funds. I believe you are aware that this has been a very difficult period in the capital markets with the economic recession which created a lot of turbulence in both the equity and fixed income markets. As a result, performance in all our underlying funds was negative for this past fiscal year which contributed to the negative returns for the Strategic Growth and Conservative Growth Portfolios. While I am never happy with negative performance, at least both these asset allocation funds were down less than their respective indexes. You can find the specific details in the financial highlights of the main body of this report.

After careful consideration and with the consent of the Board of Trustees, we have initiated the withdrawal of the Funds from the marketplace. The withdrawal will be completed on the 17th day of April, 2023.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is every one of our sub-advisors has done their very best and our team here at Timothy has worked very hard to provide you an investment in which we hope you felt comfortable.

Thank you for trusting us with a part of your financial future.

Sincerely,

Arthur D. Ally

President

Fund Performance - (Unaudited)
December 31, 2022
Conservative Growth Portfolio Variable Series

		5 Year	10 Year	Average Annual
	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Conservative Growth Portfolio Variable Series	(12.67)%	1.49%	3.17%	3.60%
Dow Jones Moderate Portfolio Index (b)	(14.97)%	3.26%	5.66%	6.28%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2022.

(b)	Dow Jones Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income.

Timothy Plan Conservative Growth Portfolio Variable Series vs. Dow Jones Moderate Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Moderate Portfolio Index on December 31, 2012 and held through December 31, 2022. The Dow Jones Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 30, 2022, is 1.56%. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares as well as other charges and expenses of the insurance contract, or separate account. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Performance - (Unaudited)
December 31, 2022
Strategic Growth Portfolio Variable Series

		5 Year	10 Year	Average Annual
	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Strategic Growth Portfolio Variable Series	(12.96)%	2.44%	4.43%	3.75%
Dow Jones Moderately Aggressive Portfolio Index (b)	(15.59)%	4.58%	7.40%	7.24%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2022.

(b)	Dow Jones Moderately Aggressive Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 80% equities and 20% fixed income.

Timothy Plan Strategic Growth Portfolio Variable Series vs. Dow Jones Moderately Aggressive Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Moderately Aggressive Portfolio Index on December 31, 2012 and held through December 31, 2022. The Dow Jones Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 30, 2022, is 1.38%. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares as well as other charges and expenses of the insurance contract, or separate account. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Profile - Conservative Growth Portfolio Variable Series
December 31, 2022 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)
Fixed Income Fund	38.34%
U.S. Large/Mid Cap Core Enhanced ETF	16.28%
International ETF	13.52%
Defensive Strategies Fund	7.33%
U.S. Small Cap Core ETF	7.20%
High Yield Bond Fund	6.73%
International Fund	6.22%
High Dividend Stock Enhanced ETF	4.42%
Money Market and Liabilities In Excess of Other Assets - Net	(0.04)%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			7/1/2022 through
	7/1/2022	12/31/2022	12/31/2022
Actual	$1,000.00	$998.90	$3.50
Hypothetical**	$1,000.00	$1,021.70	$3.54

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.11)% for the six-month period of July 1, 2022 through December 31, 2022.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series
December 31, 2022 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)
International ETF	21.86%
Fixed Income Fund	17.68%
U.S. Large/Mid Cap Core Enhanced ETF	17.45%
Defensive Strategies Fund	9.18%
U.S. Small Cap Core ETF	8.89%
High Dividend Stock Enhanced ETF	8.52%
International Fund	8.08%
High Yield Bond Fund	6.06%
Money Market and Other Assets Less Liabilities - Net	2.28%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			7/1/2022 through
	7/1/2022	12/31/2022	12/31/2022
Actual	$1,000.00	$1,013.70	$2.70
Hypothetical**	$1,000.00	$1,022.52	$2.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.37% for the six-month period of July 1, 2022 through December 31, 2022.

**	Assumes a 5% return before expenses.

TIMOTHY PLAN CONSERVATIVE GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.4%
	EQUITY - 41.4%
16,481	Timothy Plan High Dividend Stock Enhanced ETF(a)	$386,681
50,831	Timothy Plan International ETF(a)	1,182,329
59,927	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	1,422,913
20,677	Timothy Plan US Small Cap Core ETF(a)	629,178
	TOTAL EXCHANGE-TRADED FUNDS (Cost$3,683,621)	3,621,101

	OPEN END FUNDS — 58.6%
	EQUITY - 6.2%
51,624	Timothy Plan International Fund, Class A(a)	543,602

	FIXED INCOME - 45.1%
371,521	Timothy Plan Fixed Income Fund, Class A(a)	3,351,117
71,312	Timothy Plan High Yield Bond Fund, Class A(a)	588,320
		3,939,437
	MIXED ALLOCATION - 7.3%
50,058	Timothy Plan Defensive Strategies Fund, Class A(a)	640,737

	TOTAL OPEN END FUNDS (Cost $5,633,626)	5,123,776

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
22,244	Fidelity Investments Money Market Government Portfolio, Class I, 4.06% (Cost $22,244)(b)	22,244

	TOTAL INVESTMENTS - 100.3% (Cost $9,339,491)	$8,767,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(26,004)
	NET ASSETS - 100.0%	$8,741,117

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN STRATEGIC GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.7%
	EQUITY - 56.7%
49,517	Timothy Plan High Dividend Stock Enhanced ETF(a)	$1,161,778
128,114	Timothy Plan International ETF(a)	2,979,931
100,190	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	2,378,921
39,827	Timothy Plan US Small Cap Core ETF(a)	1,211,892
	TOTAL EXCHANGE-TRADED FUNDS (Cost$8,040,142)	7,732,522

	OPEN END FUNDS — 41.0%
	EQUITY - 8.1%
104,579	Timothy Plan International Fund, Class A(a)	1,101,216

	FIXED INCOME - 23.7%
267,175	Timothy Plan Fixed Income Fund, Class A(a)	2,409,915
100,220	Timothy Plan High Yield Bond Fund, Class A(a)	826,818
		3,236,733
	MIXED ALLOCATION - 9.2%
97,836	Timothy Plan Defensive Strategies Fund, Class A(a)	1,252,297

	TOTAL OPEN END FUNDS (Cost $6,286,763)	5,590,246

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
325,209	Fidelity Investments Money Market Government Portfolio, Class I, 4.06% (Cost $325,209)(b)	325,209

	TOTAL INVESTMENTS - 100.1% (Cost $14,652,114)	$13,647,977
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(14,410)
	NET ASSETS - 100.0%	$13,633,567

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
December 31, 2022

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
ASSETS:
Investments in affiliated securities, at cost	$9,317,247	$14,326,905
Investments in unaffiliated securities, at cost	22,244	325,209
Investments in affiliated securities, at value	$8,744,877	$13,322,768
Investments in unaffiliated securities, at value	22,244	325,209
Dividends and interest receivable	169	866
Prepaid expenses and other assets	5,045	—
Total Assets	8,772,335	13,648,843

LIABILITIES:
Accrued advisory fees	267	944
Payable for fund shares redeemed	2,061	709
Payable to service providers	3,111	3,445
Accrued expenses	25,779	10,178
Total Liabilities	31,218	15,276

Net Assets	$8,741,117	$13,633,567

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$9,221,186	$14,102,276
Accumulated deficit	(480,069)	(468,709)
Net Assets	$8,741,117	$13,633,567

Net Assets	$8,741,117	$13,633,567
Shares of beneficial interest outstanding	948,511	1,372,162
Net Asset Value (Net Assets/shares outstanding), offering price and redemption price per share	$9.22	$9.94

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended December 31, 2022

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
Investment Income:
Dividend income from affiliated funds	$159,006	$274,057
Interest income	2,236	4,259
Total Investment Income	161,242	278,316

Operating Expenses:
Investment advisory fees	9,763	15,765
Administration fees	23,096	31,909
Audit and tax fees	12,590	12,864
Printing expenses	1,021	2,497
Custody fees	3,465	3,288
Compliance officer fees	1,735	1,498
Trustees’ fees	1,677	857
Insurance expenses	365	365
Other expenses	931	730
Total Operating Expenses	54,643	69,773
Net Investment Income	106,599	208,543

Net Realized and Unrealized Gain (Loss) from Investments:
Capital gain dividends from affiliated funds	13,316	26,026
Net realized gain from investments in affiliated funds	55,423	318,314
Net Change in unrealized depreciation on affiliated investments	(1,646,513)	(2,935,472)
Net Realized and Unrealized Loss from Investments	(1,577,774)	(2,591,132)

Net Decrease in Net Assets Resulting From Operations	$(1,471,175)	$(2,382,589)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income	$106,599	$79,185	$208,543	$163,125
Capital gain dividends from affiliated investments	13,316	—	26,026	—
Net realized gain from investments in affiliated funds	55,423	1,225,766	318,314	1,825,599
Net change in unrealized appreciation (depreciation) on affiliated investments	(1,646,513)	(278,923)	(2,935,472)	55,956
Net increase (decrease) in net assets resulting from operations	(1,471,175)	1,026,028	(2,382,589)	2,044,680

Distributions to Shareholders:
Total distributions paid	(1,292,327)	(174,530)	(1,974,810)	(287,799)
Total dividends and distributions to shareholders	(1,292,327)	(174,530)	(1,974,810)	(287,799)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	177,665	681,920	253,358	2,092,597
Reinvestment of dividends	1,292,327	174,530	1,974,810	287,799
Cost of shares redeemed	(2,259,550)	(3,308,900)	(2,877,678)	(2,523,394)
Net decrease in net assets from share transactions of beneficial interest	(789,558)	(2,452,450)	(649,510)	(142,998)

Total Increase (Decrease) in Net Assets	(3,553,060)	(1,600,952)	(5,006,909)	1,613,883

Net Assets:
Beginning of year	12,294,177	13,895,129	18,640,476	17,026,593
End of year	$8,741,117	$12,294,177	$13,633,567	$18,640,476

Share Activity:
Shares sold	16,201	55,938	22,404	159,433
Shares reinvested	144,072	14,236	205,495	22,087
Shares redeemed	(202,871)	(271,654)	(264,650)	(197,909)
Net decrease in shares of beneficial interest outstanding	(42,598)	(201,480)	(36,751)	(16,389)

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each year presented.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.40	$11.65	$11.25	$10.26	$11.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12	0.07	0.08	0.07	0.10
Net realized and unrealized gain (loss) on investments	(1.73)	0.86	0.81	1.52	(1.09)
Total from investment operations	(1.61)	0.93	0.89	1.59	(0.99)
LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.10)	(0.08)	(0.13)	(0.12)
From net realized gains on investments	(1.47)	(0.08)	(0.41)	(0.47)	—
Total distributions	(1.57)	(0.18)	(0.49)	(0.60)	(0.12)
Net asset value, end of year	$9.22	$12.40	$11.65	$11.25	$10.26
Total return (B)	(12.67)%	7.93%	8.24%	15.68%	(8.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,741	$12,294	$13,895	$13,619	$14,347
Expenses (C)	0.55%	0.63%	0.67%	0.55%	0.41%
Net investment income (C)(D)	1.07%	0.60%	0.75%	0.66%	0.91%
Portfolio turnover rate	4%	32%	17%	63%	11%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total returns do not reflect the fees and expenses of any seperate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced.

(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each year presented.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$13.23	$11.95	$11.56	$9.82	$11.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15	0.12	0.10	0.05	0.07
Net realized and unrealized gain (loss) on investments	(1.91)	1.37	0.90	1.88	(1.41)
Total from investment operations	(1.76)	1.49	1.00	1.93	(1.34)
LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.10)	(0.06)	(0.08)	(0.11)
From net realized gains on investments	(1.40)	(0.11)	(0.55)	(0.11)	—
Total distributions	(1.53)	(0.21)	(0.61)	(0.19)	(0.11)
Net asset value, end of year	$9.94	$13.23	$11.95	$11.56	$9.82
Total return (B)	(12.96)%	12.52%	9.18%	19.78%	(11.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,634	$18,640	$17,027	$17,071	$15,964
Expenses (C)	0.44%	0.52%	0.60%	0.49%	0.46%
Net investment income (C)(D)	1.31%	0.93%	0.90%	0.49%	0.64%
Portfolio turnover rate	20%	44%	13%	78%	7%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total returns do not reflect the fees and expenses of any seperate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced.

(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
December 31, 2022
Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Funds are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of insurance companies or for qualified plans. They are offered only to separate accounts established by various insurance companies and to certain eligible qualified retirement plans. The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Growth & Income Fund, Timothy Plan High Dividend Stock ETF, Timothy Plan International ETF, Timothy Plan U.S. Large Cap Core ETF and Timothy Plan U.S. Small Cap Core ETF. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Growth & Income Fund, Timothy Plan High Dividend Stock ETF, Timothy Plan International ETF, Timothy Plan U.S. Large Cap Core ETF and Timothy Plan U.S. Small Cap Core ETF. The Strategic Growth Portfolio can also invest in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A. SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

The Funds value their investments at fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Notes to Financial Statements
December 31, 2022 (Continued)
Conservative and Strategic Growth Portfolio Variable Series

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

The Board has delegated to the advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the advisor and sub-advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of December 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,621,101	$—	$—	$3,621,101
Open End Funds	5,123,776	—	—	5,123,776
Money Market Funds	22,244	—	—	22,244
Total	$8,767,121	$—	$—	$8,767,121

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of December 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,732,522	$—	$—	$7,732,522
Open End Funds	5,590,246	—	—	5,590,246
Money Market Funds	325,209	—	—	325,209
Total	$13,647,977	$—	$—	$13,647,977

Refer to the Schedules of Investments for underlying Fund allocations.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any Level 2 or Level 3 securities during the year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

C. NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

Notes to Financial Statements
December 31, 2022 (Continued)
Conservative and Strategic Growth Portfolio Variable Series

D. FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019, to December 31, 2021, or expected to be taken in the Funds’ December 31, 2022, year-end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the year ended December 31, 2022, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2019 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E. USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. There were no such reclassifications.

G. EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

H. INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2022:

Funds	Purchases	Sales
Conservative Growth
Portfolio	$385,250	$2,084,338
Strategic Growth
Portfolio	3,171,052	5,508,261

Note 3 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2022, were as follows:

Notes to Financial Statements
December 31, 2022 (Continued)
Conservative and Strategic Growth Portfolio Variable Series

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Funds	Tax Cost	Appreciation	Depreciation	Depreciation
Conservative Growth Portfolio	$9,390,497	$159,258	$(782,634)	$(623,376)
Strategic Growth Portfolio	14,677,820	188,722	(1,218,565)	(1,029,843)

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd. is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 17-18, 2022. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the year ended December 31, 2022 were $9,763 and $15,765 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $267 and $944, respectively, at December 31, 2022. An officer and trustees of the Trust are also officers/employees of the Advisor.

Ultimus Fund Solutions, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust (excluding the Timothy Plan ETFs), for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Compliance officer fees for the year ended December 31, 2022 were $1,735 and $1,498 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2022, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 82% of the Conservative Growth Portfolio and approximately 77% of the Strategic Growth Portfolio.

Note 6 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid for the fiscal years ended December 31, 2022, and December 31, 2021, were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
2022
Ordinary Income	$94,804	$169,006
Long-Term Capital Gain	1,197,523	1,805,804
	$1,292,327	$1,974,810
2021
Ordinary Income	$96,735	$141,867
Long-Term Capital Gain	77,795	145,932
	$174,530	$287,799

Notes to Financial Statements
December 31, 2022 (Continued)
Conservative and Strategic Growth Portfolio Variable Series

As of December 31, 2022, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$106,509	$208,533
Undistributed Long-Term Capital Gains	36,798	352,601
Unrealized Appreciation (Depreciation)	(623,376)	(1,029,843)
	$(480,069)	$(468,709)

The difference between book basis and tax basis undistributed net investment income/(loss) and accumulated earnings/(loss) is primarily attributable to the tax deferral of losses on wash sales.

Note 7| Underlying Investment in Other Investment Companies

The Conservative Growth Portfolio currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Portfolio may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of December 31, 2022, 38.3% of the Conservative Growth Portfolio’s net assets were invested in the Timothy Plan Fixed Income Fund.

Note 8 | Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Conservative Growth Portfolio and Strategic Growth Portfolio had the following transactions during the year ended December 31, 2022, with affiliates:

	Year Ended December 31, 2022
Conservative Growth
						Net Change in
	Fair Value			Dividends	Amount of Gain	Unrealized	Fair Value
	December 31,			Credited to	(Loss) Realized on	Appreciation	December 31,
Fund	2021	Purchases	Sales Proceeds	Income	Sale of Shares *	(Depreciation)	2022
Timothy Plan International Fund	$679,430	$79,344	$(99,641)	$2,456	$24,544	$(140,075)	$543,602
Timothy Plan Fixed Income Fund	4,751,713	161,797	(985,524)	47,007	(53,828)	(523,041)	3,351,117
Timothy Plan High Yield Bond Fund	807,759	51,248	(151,068)	27,921	(2,785)	(116,834)	588,320
Timothy Plan Defensive Strategies Fund	878,530	42,504	(214,259)	14,160	66,087	(118,809)	640,737
Timothy Plan International ETF	1,560,150	36,139	(112,904)	30,589	5,268	(306,324)	1,182,329
Timothy Plan US Small Cap Core ETF	880,546	14,218	(151,201)	7,173	38,401	(152,786)	629,178
Timothy Plan High Dividend Stock Enhanced ETF	571,338	—	(122,823)	11,743	932	(62,766)	386,681
Timothy Plan US Large/Mid Cap Core Enhanced ETF	1,905,589	—	(246,918)	17,957	(9,880)	(225,878)	1,422,913
Total	$12,035,055	$385,250	$(2,084,338)	$159,006	$68,739	$(1,646,513)	$8,744,877

	Year Ended December 31, 2022
Strategic Growth
						Net Change in
	Fair Value			Dividends	Amount of Gain	Unrealized	Fair Value
	December 31,			Credited to	(Loss) Realized on	Appreciation	December 31,
Fund	2021	Purchases	Sales Proceeds	Income	Sale of Shares *	(Depreciation)	2022
Timothy Plan International Fund	$1,487,777	$156,957	$(286,330)	$4,976	$29,938	$(287,126)	$1,101,216
Timothy Plan Fixed Income Fund	3,252,861	498,534	(928,127)	34,714	(59,341)	(354,012)	2,409,915
Timothy Plan High Yield Bond Fund	1,122,873	168,946	(290,192)	41,506	(2,416)	(172,393)	826,818
Timothy Plan Defensive Strategies Fund	1,700,660	1,439,893	(1,769,675)	27,675	317,778	(410,333)	1,252,297
Timothy Plan International ETF	4,037,557	444,688	(690,297)	84,005	(7,714)	(804,303)	2,979,931
Timothy Plan US Small Cap Core ETF	1,704,658	153,891	(419,986)	14,411	101,271	(327,942)	1,211,892
Timothy Plan High Dividend Stock Enhanced ETF	1,625,079	94,108	(363,929)	34,697	(405)	(193,075)	1,161,778
Timothy Plan US Large/Mid Cap Core Enhanced ETF	3,345,670	214,035	(759,725)	32,073	(34,771)	(386,288)	2,378,921
Total	$18,277,135	$3,171,052	$(5,508,261)	$274,057	$344,340	$(2,935,472)	$13,322,768

*	Includes capital gain distributions from affiliated funds.

Notes to Financial Statements
December 31, 2022 (Continued)
Conservative and Strategic Growth Portfolio Variable Series

Note 9 | Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Based on the recommendation of the Advisor, it has been determined that it is in the best interests of the Conservative and Strategic Growth Variable Series Portfolios and their shareholders that the Portfolios cease operations. This was approved by the Board of Trustees on February 6, 2023. The Portfolios will close and all outstanding shares will be redeemed on April 17, 2023.

Note 10 | Tax Information (Unaudited)

The fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended December 31, 2022, and December 31, 2021, were as follows:

For the fiscal year ended
12/31/2022	Foreign Taxes Paid	Foreign Source Income
Conservative Growth Portfolio	0.01	0.03
Strategic Growth Portfolio	0.01	0.05

For the fiscal year ended
12/31/2021	Foreign Taxes Paid	Foreign Source Income
Conservative Growth Portfolio	0.00	0.04
Strategic Growth Portfolio	0.01	0.07

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series (the “Funds”), two of the portfolios constituting The Timothy Plan, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 15, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

TRUSTEES AND PRINCIPAL EXECUTIVE OFFICERS OF THE TRUST

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Arthur D. Ally[1] 1055 Maitland Center Commons Maitland, FL 32751 Born: 1942	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	20
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Mathew D. Staver[2] 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2000	20
Maitland, FL 32751 Born: 1956	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	An attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Patrice Tsague[3] 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2011	20
Maitland, FL 32751 Born: 1973	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

1.	Mr. Ally is an “interested” Trustee, as defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

2.	Mr. Staver is an “interested” Trustee, as defined in the 1940 Act, because he has a limited partnership interest in TPL.

3.	Mr. Tsague is an “interested” Trustee, as defined in the 1940 Act, because of a charitable relationship with TPL.

INDEPENDENT TRUSTEES

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Richard W. Copeland 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2005	20
Maitland, FL 32751 Born: 1947	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Retired. Associate Professor of Law Stetson University. Retired Principal of Copeland & Covert, Attorneys at Law, specializing in tax and estate planning. B.A. from Mississippi College, JD from the University of Florida and LLM Taxation from the University of Miami.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Deborah Honeycutt 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2010	20
Maitland, FL 32751 Born: 1947	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Bill Johnson 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2005	20
Maitland, FL 32751 Born: 1946	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	President (and Founder) of the American Decency Association, Freemont, MI, since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Master of Religious Education from Grand Rapids Baptist Seminary.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
John C. Mulder 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2005	20
Maitland, FL 32751 Born: 1950	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	President of WaterStone (FKA the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from the University of Chicago.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Scott Preissler, Ph.D. 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2004	20
Maitland, FL 32751 Born: 1960	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Scott Preissler, Ph.D., is the Executive Director of Friendship Christian School in Suwanee, Georgia and The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Alan M. Ross	Trustee, Vice	Indefinite; Trustee since 2004	20
1055 Maitland Center Commons	Chairman
Maitland, FL 32751 Born: 1951	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Founder and CEO Kingdom Companies founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ. Alan is currently the President of the Electric Power Reliability Alliance (EPRA), a nonprofit serving industrial, commercial and grid-edge electrical reliability practitioners.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Kenneth Blackwell	Trustee	Indefinite; Trustee from 2011	20
1055 Maitland Center Commons		to 2020 and 2022 to present
Maitland, FL 32751 Born: 1948	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Self-Employed Independent Public Policy Consultant; Other Directorships: Public Interest Legal Foundation; National Rifle Association; Columbia International University; International Foundation For Electoral Systems; Law Enforcement Legal Defense Fund; American Constitution Rights Union.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Abraham M. Rivera 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2020	20
Maitland, FL 32751 Born: 1969	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.		1

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Dale A. Bissonette 1055 Maitland Center Commons	Trustee	Indefinite; Trustee since 2020	20
Maitland, FL 32751 Born: 1958	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	President, Good Place Holdings, a Christian Centered Business Holding Company.		None

PRINCIPAL EXECUTIVE OFFICERS

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Terry Covert 1055 Maitland Center Commons	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
Maitland, FL 32751 Born: 1947	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd; Partner, Copeland Covert & Smith PLLC, law firm.		N/A

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Cheryl Mumbert 1055 Maitland Center Commons	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
Maitland, FL 32751 Born: 1970	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.		N/A

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
David D. Jones 1055 Maitland Center Commons	Chief Compliance Officer	Since 2004, Indefinite Term	N/A
Maitland, FL 32751 Born: 1957	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.		N/A

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
David James 225 Pictoria Drive, Suite 450	Assistant Secretary	Assistant Secretary since 2022, Indefinite Term	N/A
Cincinnati, Ohio 45246 Born: 1970	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	As Executive Vice President, Chief Legal and Risk Officer at Ultimus Fund Solutions, since 2018; Department Head of State Street Bank and Trust Company’s Fund Administration Legal Department -2003-2018.		N/A

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Deryk Jones 4221 North 203rd St. Suite 100	Trust AML Officer	AML Officer since 2022, Indefinate Term	N/A
Elkhorn, NE 68022 Born: 1988	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Compliance Analyst since March 2018		N/A

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Joseph E. Boatwright 1055 Maitland Center Commons	Trustee Emeritus and Secretary	Indefinite; Trustee and Secretary since 1995, Trustee Emeritus as of 2020	N/A
Maitland, FL Born: 1930	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		N/A

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-846-7526.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?	The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does The Timothy Plan collect your personal information?	We collect your personal information, for example, when you
● Open an account
● Provide account information
● Give us your contact information
● Make deposits or withdrawals from your account
● Make a wire transfer
● Tell us where to send the money
● Tell us who receives the money
● Show your government-issued ID
● Show your drivers’ license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-846-7526 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

BOARD OF TRUSTEES
Arthur D. Ally
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague
Abraham M. Rivera
Dale A. Bissonette
Kenneth Blackwell

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Terry Covert, Vice President
Cheryl Mumbert, Vice President
David D. Jones, Chief Compliance Officer

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
David D Jones, Esq.
20770 Hwy 281 N., Suite 108-619
San Antonio, TX 78258

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
(800) 846-7526
www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(800) 662-0201

TPVIT-AR22

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)           For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)           Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)           Accountability for adherence to the code.

(c)           Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           Posting:  We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability:  The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant has an Audit committee currently composed of three independent Trustees, Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland.  The registrant’s board of trustees has determined that Mr. Alan Ross is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan

FY 2022	$ 29,000
FY 2021	$ 26,000

(b)	Audit-Related Fees

The Timothy Plan                    Registrant        Adviser

FY 2022	$ 0	$ 0
FY 2021	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

The Timothy Plan
FY 2022	$ 0
FY 2021	$ 0

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

    Registrant

The Timothy Plan
FY 2022	$ 0
FY 2021	$ 0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:                           0%

Tax Fees:                                          0%

All Other Fees:                                  0%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser

FY 2022	$ 0	$ 0
FY 2021	$ 0	$ 0

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)            Not applicable

(j)            Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)           Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)      There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)                Code is filed herewith

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)                Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	2/21/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	2/21/2023